Plant and Equipment, Net (Narrative) (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property, Plant and Equipment [Line Items]
Construction in progress, Net	$ 591,960,595	$ 711,978,919	$ 230,867,305
Additional amount paid to complete construction	62,000,000
Beijing [Member]
Property, Plant and Equipment [Line Items]
Construction in progress, Net	373,699,154
Shanghai [Member]
Property, Plant and Equipment [Line Items]
Construction in progress, Net	105,379,439
Shenzhen [Member]
Property, Plant and Equipment [Line Items]
Construction in progress, Net	92,373,431
Other subsidiaries [Member]
Property, Plant and Equipment [Line Items]
Construction in progress, Net	$ 20,508,571